Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	$ 29,063.9	$ 28,132.0
Total Other Real Estate Owned	21.2	45.5
Total Nonperforming Assets	314.9	378.5
Commercial
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	12,354.3	11,613.4
Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	6,918.7	5,914.5
Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	2,981.7	3,242.4
Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	978.8	1,063.7
Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	1,057.5	1,046.2
Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	417.6	346.6
Personal
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	16,709.6	16,518.6
Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	10,708.9	10,854.9
Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	5,651.4	5,423.7
Personal | Other Member
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	349.3	240.0
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
CURRENT	28,601.6	27,579.6
30 - 59 DAYS PAST DUE	109.2	152.3
60 - 89 DAYS PAST DUE	46.3	54.1
90 DAYS OR MORE PAST DUE	13.1	13.0
TOTAL LOANS AND LEASES	28,770.2	27,799.0
Performing Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
CURRENT	12,201.3	11,364.4
30 - 59 DAYS PAST DUE	25.8	40.5
60 - 89 DAYS PAST DUE	13.0	23.9
90 DAYS OR MORE PAST DUE	3.4	10.2
TOTAL LOANS AND LEASES	12,243.5	11,439.0
Performing Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
CURRENT	6,869.2	5,831.2
30 - 59 DAYS PAST DUE	15.0	16.3
60 - 89 DAYS PAST DUE	2.7	8.2
90 DAYS OR MORE PAST DUE	0.5	0.8
TOTAL LOANS AND LEASES	6,887.4	5,856.5
Performing Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
CURRENT	2,878.2	3,076.7
30 - 59 DAYS PAST DUE	10.8	24.2
60 - 89 DAYS PAST DUE	10.3	15.7
90 DAYS OR MORE PAST DUE	2.9	9.4
TOTAL LOANS AND LEASES	2,902.2	3,126.0
Performing Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
CURRENT	978.8	1,063.7
TOTAL LOANS AND LEASES	978.8	1,063.7
Performing Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
CURRENT	1,057.5	1,046.2
TOTAL LOANS AND LEASES	1,057.5	1,046.2
Performing Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
CURRENT	417.6	346.6
TOTAL LOANS AND LEASES	417.6	346.6
Performing Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
CURRENT	16,400.3	16,215.2
30 - 59 DAYS PAST DUE	83.4	111.8
60 - 89 DAYS PAST DUE	33.3	30.2
90 DAYS OR MORE PAST DUE	9.7	2.8
TOTAL LOANS AND LEASES	16,526.7	16,360.0
Performing Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
CURRENT	10,428.0	10,607.4
30 - 59 DAYS PAST DUE	67.7	76.1
60 - 89 DAYS PAST DUE	27.6	17.2
90 DAYS OR MORE PAST DUE	8.0	0.9
TOTAL LOANS AND LEASES	10,531.3	10,701.6
Performing Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
CURRENT	5,623.0	5,367.8
30 - 59 DAYS PAST DUE	15.7	35.7
60 - 89 DAYS PAST DUE	5.7	13.0
90 DAYS OR MORE PAST DUE	1.7	1.9
TOTAL LOANS AND LEASES	5,646.1	5,418.4
Performing Financing Receivable | Personal | Other Member
Financing Receivable, Recorded Investment [Line Items]
CURRENT	349.3	240.0
TOTAL LOANS AND LEASES	349.3	240.0
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	293.7	333.0
Nonperforming Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	110.8	174.4
Nonperforming Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	31.3	58.0
Nonperforming Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	79.5	116.4
Nonperforming Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	182.9	158.6
Nonperforming Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	177.6	153.3
Nonperforming Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	$ 5.3	$ 5.3